Summary Prospectus and Statutory Prospectus Supplement dated January 27, 2021
Important Notice Regarding Changes in Fund Name, Investment Strategies and Policies for the following Funds:
Invesco Peak RetirementTM 2015 Fund	Invesco Peak RetirementTM 2045 Fund
Invesco Peak RetirementTM 2020 Fund	Invesco Peak RetirementTM 2050 Fund

Invesco Peak RetirementTM 2025 Fund	Invesco Peak RetirementTM 2055 Fund

Invesco Peak RetirementTM 2030 Fund	Invesco Peak RetirementTM 2060 Fund

Invesco Peak RetirementTM 2035 Fund	Invesco Peak RetirementTM 2065 Fund

Invesco Peak RetirementTM 2040 Fund	Invesco Peak RetirementTM Now Fund

This supplement amends the Summary Prospectus and Statutory Prospectus for each of the above referenced funds (the “Funds”) and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary Prospectus and Statutory Prospectus and retain it for future reference.
At meetings held on January 22, 2021, the Board of Trustees (the “Board”) of AIM Growth Series (Invesco Growth Series) (the “Trust”) approved changes to each of the Funds referenced above (the "Funds"), which will become effective on or about April 30, 2021. This supplement describes these changes and the corresponding additional risks. Effective on or about April 30, 2021, the Funds’ Summary and Statutory Prospectuses will be revised to reflect the following:
1. Invesco Peak RetirementTM Now Fund is renamed Invesco Peak RetirementTM Destination Fund.
2.(a) The following information replaces the first four paragraphs and the glide path under the heading titled “Principal Investment Strategies of the Fund” in each Fund’s Summary Prospectus and Statutory Prospectus:
[For each Fund:]
The Fund is a fund of funds and invests its assets in some combination of underlying mutual funds, exchange-traded funds or other pooled investment vehicles (collectively, the Underlying Funds), which are advised by Invesco Advisers, Inc. (Invesco or the Adviser), Invesco Capital Management LLC (Invesco Capital) or other unaffiliated advisers and are either actively or passively managed. Invesco and Invesco Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. The Fund is designed to provide exposure to a number of asset classes through investments in the Underlying Funds and the Fund’s allocation will evolve over time. The Underlying Funds provide exposure to the following asset classes: U.S. equity; international equity; fixed income; and cash. The Underlying Funds may also provide exposure to the alternatives asset class. The equity Underlying Funds are diversified across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth, value, and managed or lower volatility. The fixed income Underlying Funds encompass a wide range of fixed income sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as junk bonds), inflation-protected bonds, foreign debt, and floating rate loans. The alternatives Underlying Funds may include those that provide exposure to commodities, real estate and other non-traditional investments, and those that employ multi-asset, long-short, market neutral or other tactical investment strategies.
The Fund’s investment in Underlying Funds is subject to any limitations imposed by the Investment Company Act of 1940, as amended (1940 Act) or any exemptive relief therefrom.
The Fund may invest directly in derivatives to equitize cash, hedge currency exposure and manage the duration of the Fund’s portfolio, including but not limited to futures, total return swaps, and currency forward contracts. The Fund may also use other types of derivatives through its investments in Underlying Funds.
[For each Fund except for Invesco Peak RetirementTM Destination Fund:]
The Fund is designed for investors expecting to retire and/or begin withdrawing funds around the target retirement date stated in its name. The Fund follows a glide path that adjusts the combination of Underlying Funds to become more conservative as the Fund approaches its target retirement date and thereafter. Specifically, the Fund is designed to provide higher equity exposure further out from its target retirement date; the higher equity exposure will decrease as exposure to fixed income, alternatives and cash increases closer to the target retirement date.
[For Invesco Peak RetirementTM Destination Fund only:]
The Fund is designed for investors who are currently retired and/or withdrawing funds, or plan in the near future to retire and/or withdraw funds, as indicated by the “Retirement Destination” designation in its name. Because the Fund is in its most conservative phase and is designed for investors who have already reached their target retirement date, its strategic allocation generally does not become more conservative over time but rather remains static.
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[For each Fund:]
The Fund’s long-term glide path as of the date of this prospectus is set forth in the table below. The table reflects the target asset class exposures that the Fund’s allocation to the Underlying Funds will provide. The Adviser may make tactical adjustments to the target asset class exposures but does not expect the Fund’s allocation to the target asset class exposures to vary by more than +/-15%; however, the Adviser may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective. The actual asset class exposures for the Fund may differ from those shown in the chart below due to market fluctuations, cash flows and other factors.

[For Invesco Peak RetirementTM Destination Fund only:]
Other Invesco Peak Retirement™ Funds may be combined with the Fund approximately 15 years after such Invesco Peak Retirement™ Funds reach their target retirement dates.
[For each Fund except for Invesco Peak RetirementTM Destination Fund:]
The Adviser will continue to manage the Fund for approximately 15 years after the Fund reaches its target retirement date and the Fund will not reach its lowest strategic target allocation to equities until 15 years past the Fund’s target retirement date. Approximately 15 years after the Fund reaches its target retirement date, the Fund may be combined with other funds in a single portfolio, the Invesco Peak RetirementTM Destination Fund (Retirement Destination Fund) with an investment allocation that will not evolve beyond the allocation in effect at that point in time. The Board of Trustees of the Fund may effect this combination without a shareholder vote by determining that it is in the best interests of Fund shareholders.
2. (b) The final paragraph in the section under the heading titled “Principal Investment Strategies of the Fund” in each Fund’s Summary Prospectus and Statutory Prospectus is deleted.
3. The following information replaces the entire section under the heading titled “Principal Risks of Investing in the Fund and the Underlying Funds” in each Fund’s Summary Prospectus and Statutory Prospectus:
As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. Because the Fund is a fund of funds, the Fund is subject to the risks associated with the Underlying Funds in which it invests. The principal risks of investing in the Fund and the Underlying Funds are:
Fund of Funds Risk. The Fund’s performance depends on that of the Underlying Funds in which it invests. Accordingly, the risks associated with an investment in the Fund include the risks associated with investments in the Underlying Funds. The Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.  There are risks that the Fund will vary from its target weightings (if any) in the Underlying Funds, that the Underlying Funds will not achieve their investment objectives, that the Underlying Funds’ performance may be lower than their represented asset classes, and that the Fund may withdraw its investments in an Underlying Fund at a disadvantageous time.
Market Risk. The market values of the Fund’s investments, and therefore the value of the Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole. The value of the Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, natural or environmental
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disasters, widespread disease or other public health issues, war, acts of terrorism or adverse investor sentiment generally. During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by the Fund will rise in value.
Allocation Risk. The Fund’s ability to achieve its investment objective depends largely upon selecting the best mix of Underlying Funds. There is the risk that the portfolio managers’ evaluations and assumptions regarding the Underlying Funds’ prospects may be incorrect in view of actual market conditions.
Risk of Investing in Underlying Exchange-Traded Funds (ETFs). Certain Underlying Funds are structured as ETFs, which are typically open-end funds or unit investment trusts listed on a stock exchange and traded like stocks. As a shareholder of an ETF, the Fund would be subject to its ratable share of that ETF’s expenses, including its advisory and administration expenses. At the same time, the Fund would bear its own management fees and expenses. Similar to a mutual fund, the value of an ETF can fluctuate based on the prices of the securities owned by the ETF. Because ETFs are listed on national stock exchanges and traded like stocks listed on an exchange, shares of ETFs potentially may trade at a discount or a premium to their net asset value. An active market for the ETF may not develop. Additionally, market trading in the ETF may be halted under certain circumstances. Furthermore, investments in ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to the Fund. The Fund’s investments in the shares of ETFs are subject to the limits that apply to investments in investment companies under the Investment Company Act of 1940 or any exemptive relief therefrom.
Authorized Participant Concentration Risk.  Only an authorized participant (AP) may engage in creation or redemption transactions directly with an underlying ETF. An underlying ETF has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares of an underlying ETF. This risk may be heightened to the extent that securities held by an underlying ETF are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying ETF and no other AP is able to step forward to create or redeem creation units for an underlying ETF, this may result in a significantly diminished trading market for shares of an underlying ETF, and the shares of an underlying ETF may be more likely to trade at a premium or discount to NAV and to face trading halts and/or delisting.  Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.
Indexing Risk. An Underlying Fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the Underlying Fund’s portfolio. Ordinarily, the Underlying Fund’s adviser will not sell the Underlying Fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the Underlying Fund’s underlying index, or as may be necessary to raise cash to pay Underlying Fund shareholders who sell Underlying Fund shares. As such, the Underlying Fund will be negatively affected by declines in the securities represented by its underlying index. Also, there is no guarantee that the Underlying Fund’s adviser will be able to correlate the Underlying Fund’s performance with that of its underlying index.
Debt Securities Risk. The prices of debt securities held by an underlying fund will be affected by changes in interest rates, the creditworthiness of the issuer and other factors. An increase in prevailing interest rates typically causes the value of existing debt securities to fall and often has a greater impact on longer-duration debt securities and higher quality debt securities. Falling interest rates will cause an underlying fund to reinvest the proceeds of debt securities that have been repaid by the issuer at lower interest rates. Falling interest rates may also reduce an underlying fund’s distributable income because interest payments on floating rate debt instruments held by an underlying fund will decline. An underlying fund could lose money on investments in debt securities if the issuer or borrower fails to meet its obligations to make interest payments and/or to repay principal in a timely manner. If an issuer seeks to restructure the terms of its borrowings or an underlying fund is required to seek recovery upon a default in the payment of interest or the repayment of principal, an underlying fund may incur additional expenses. Changes in an issuer’s financial strength, the market’s perception of such strength or in the credit rating of the issuer or the security may affect the value of debt securities. An underlying fund’s adviser’s credit analysis may fail to anticipate such changes, which could result in buying a debt security at an inopportune time or failing to sell a debt security in advance of a price decline or other credit event.
Risks of Below-Investment-Grade Securities. As compared to investment-grade debt securities, below-investment-grade debt securities (also referred to as “junk” bonds), whether rated or unrated, may be subject to greater price fluctuations and increased credit risk, as the issuer might not be able to pay interest and principal when due, especially during times of weakening economic conditions or rising interest rates. Credit rating downgrades of a single issuer or related similar issuers whose securities the Fund holds in significant amounts could substantially and unexpectedly increase the Fund’s exposure to below-investment-grade securities and the risks associated with them, especially liquidity and default risk. The market for below-investment-grade securities
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may be less liquid and therefore these securities may be harder to value or sell at an acceptable price, especially during times of market volatility or decline.
Mortgage- and Asset-Backed Securities Risk.  Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. This could result in an Underlying Fund reinvesting these early payments at lower interest rates, thereby reducing an Underlying Fund's income.  Mortgage- and asset-backed securities also are subject to extension risk, which is the risk that an unexpected rise in interest rates could reduce the rate of prepayments, causing the price of the mortgage- and asset-backed securities and an Underlying Fund’s share price to fall.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to an Underlying Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and an Underlying Fund may be unable to sell these securities at the time or price it desires.  During periods of market stress or high redemptions, an Underlying Fund may be forced to sell these securities at significantly reduced prices, resulting in losses.  Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately issued mortgage-related securities are not subject to the same underwriting requirements as those with government or government-sponsored entity guarantees and, therefore, mortgage loans underlying privately issued mortgage-related securities may have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics, and wider variances in interest rate, term, size, purpose and borrower characteristics. An Underlying Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
Bank Loan Risk. There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair an Underlying Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to an Underlying Fund.  As a result, an Underlying Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations. The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. These risks could cause an Underlying Fund to lose income or principal on a particular investment, which in turn could affect an Underlying Fund’s returns.
Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.  The interest income generated by a portfolio of senior loans is often determined by a fixed credit spread over the London Interbank Offered Rate (LIBOR).
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an Underlying Fund’s ability to sell the security. Failure of a municipal security issuer to comply with applicable tax requirements may make income paid thereon taxable, resulting in a decline in the security’s value. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
LIBOR Transition Risk. An Underlying Fund invests in financial instruments that utilize the London Interbank Offered Rate (“LIBOR”) as the reference or benchmark rate for variable interest rate calculations.  On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021, and it is currently anticipated that LIBOR will cease to be published after that time. There remains uncertainty regarding the effect of the LIBOR transition process and therefore any impact of a transition away from LIBOR on an Underlying Fund or the instruments in which an Underlying Fund invests cannot yet be determined. There is no assurance that the composition or characteristics of any alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates could result in losses to an Underlying Fund.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. During times of reduced market liquidity, the Underlying Fund may not be able to readily sell bonds at the prices at which they are carried on the Underlying Fund’s books and could experience a loss. If the Underlying Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices, particularly for lower-rated and unrated securities. An unexpected increase in redemptions by the Underlying Fund shareholders (including requests from shareholders who
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may own a significant percentage of the Underlying Fund’s shares), which may be triggered by general market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Underlying Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Underlying Fund’s share price and increase the Underlying Fund’s liquidity risk, Underlying Fund expenses and/or taxable distributions, if applicable. As of the date of this prospectus, interest rates in the U.S. are near historically low levels, increasing the exposure of bond investors to the risks associated with rising interest rates.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere. At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, those concerns may cause reduced liquidity in certain debt securities markets, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all). A lack of liquidity or other adverse credit market conditions may hamper the Underlying Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Money Market Fund Risk. The share price of certain underlying money market funds may fluctuate and the Fund may lose money by investing in an underlying money market fund. The share price of money market funds can fall below the $1.00 share price. An underlying money market fund’s sponsor has no legal obligation to provide financial support to an underlying money market fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to an underlying money market fund or maintain an underlying money market fund’s $1.00 share price at any time. The credit quality of an underlying money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on an underlying money market fund’s share price. An underlying money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. An underlying money market fund’s Board may elect to impose a fee upon the sale of the Fund’s shares or temporarily suspend the Fund’s ability to sell shares in the future if an underlying money market fund’s liquidity falls below required minimums because of market conditions or other factors.
Foreign Securities Risk. The value of an underlying fund’s foreign investments may be adversely affected by political and social instability in the home countries of the issuers of the investments, by changes in economic or taxation policies in those countries, or by the difficulty in enforcing obligations in those countries. Foreign investments also involve the risk of the possible seizure, nationalization or expropriation of the issuer or foreign deposits (in which an underlying fund could lose its entire investments in a certain market) and the possible adoption of foreign governmental restrictions such as exchange controls. Foreign companies generally may be subject to less stringent regulations than U.S. companies, including financial reporting requirements and auditing and accounting controls, and may therefore be more susceptible to fraud or corruption. Also, there may be less publicly available information about companies in certain foreign countries than about U.S. companies making it more difficult for an underlying fund’s adviser to evaluate those companies. The laws of certain countries may put limits on an underlying fund’s ability to recover its assets held at a foreign bank if the foreign bank, depository or issuer of a security, or any of their agents, goes bankrupt. Trading in many foreign securities may be less liquid and more volatile than U.S. securities due to the size of the market or other factors. Unless an underlying fund has hedged its foreign securities risk, foreign securities risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which an underlying fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. Currency hedging strategies, if used, are not always successful. For instance, the use of currency forward contracts could reduce performance if there are unanticipated changes in currency exchange rates.
Eurozone Investment Risks. Certain of the regions in which the Underlying Funds may invest, including the European Union (EU), currently experience significant financial difficulties. Following the global economic crisis that began in 2008, some of these countries have depended on, and may continue to be dependent on, the assistance from others such as the European Central Bank (ECB) or other governments or institutions, and failure to implement reforms as a condition of assistance could have a significant adverse effect on the value of investments in those and other European countries. In addition, countries that have adopted the euro are subject to fiscal and monetary controls that could limit the ability to implement their own economic policies, and could voluntarily abandon, or be forced out of, the euro. Such events could impact the market values of Eurozone and various other securities and currencies, cause redenomination of certain securities into less valuable local currencies, and create more volatile and illiquid markets. Additionally, the United Kingdom’s departure from the EU, commonly known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom.
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Risks of Developing and Emerging Markets. Investments in developing and emerging markets are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Developing or emerging market countries may have less well developed securities markets and exchanges that may be substantially less liquid than those of more developed markets. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, and governments of developing or emerging market countries may also be more unstable than the governments of more developed countries. Such countries’ economies may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries also may be subject to social, political or economic instability. The value of developing or emerging market countries’ currencies may fluctuate more than the currencies of countries with more mature markets. Investments in developing or emerging market countries may be subject to greater risks of government restrictions, including confiscatory taxation, expropriation or nationalization of a company’s assets, restrictions on foreign ownership of local companies, restrictions on withdrawing assets from the country, protectionist measures, and practices such as share blocking. In addition, the ability of foreign entities to participate in privatization programs of certain developing or emerging market countries may be limited by local law. Other risks may include additional transaction costs and difficulty related to the quality, availability and timeliness of information. Investments in securities of issuers in developing or emerging market countries may be considered speculative.
Investing in Stocks Risk.  The value of the Fund’s portfolio may be affected by changes in the stock markets. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds.  A variety of factors can affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-cap companies, growth or value stocks, or stocks of companies in a particular industry), fund share values may fluctuate more in response to events affecting the market for those types of securities.
Risks of Other Equity Securities.  Most convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
Risks of Growth Investing. If a growth company’s earnings or stock price fails to increase as anticipated, or if its business plans do not produce the expected results, the value of its securities may decline sharply. Growth companies may be newer or smaller companies that may experience greater stock price fluctuations and risks of loss than larger, more established companies. Newer growth companies tend to retain a large part of their earnings for research, development or investments in capital assets. Therefore, they may not pay any dividends for some time. Growth investing has gone in and out of favor during past market cycles and is likely to continue to do so. During periods when growth investing is out of favor or when markets are unstable, it may be more difficult to sell growth company securities at an acceptable price. Growth stocks may also be more volatile than other securities because of investor speculation.
Value Investing Style Risk. An underlying fund’s value investing style focuses on undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on value equity securities are less than returns on other styles of investing or the overall stock market.
Small- and Mid-Capitalization Companies Risks. Investing in securities of small and mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. Stocks of small- and mid-capitalization companies tend to be more vulnerable to changing market conditions, may have little or no operating history or track
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record of success, and may have more limited product lines and markets, less experienced management and fewer financial resources than larger companies. These companies’ securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market.
Sector Focus Risk. An Underlying Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries.  In this event, an Underlying Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that an Underlying Fund will lose significant value if conditions adversely affect that sector or group of industries.
ESG Risk.  Because an Underlying Fund evaluates ESG factors to assess and exclude certain investments for non-financial reasons, it may forego some market opportunities available to funds that do not use these factors.  The securities of companies that score favorably under an Underlying Fund’s ESG scoring methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole.  As a result, an Underlying Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology.  Information used by an Underlying Fund to evaluate such factors may not be readily available, complete or accurate, which could negatively impact an Underlying Fund’s ability to apply its methodology, which in turn could negatively impact an Underlying Fund’s performance.  In addition, an Underlying Fund’s assessment of a company, based on the company’s level of involvement in a particular industry or the company’s ESG score, may differ from that of other funds or an investor.  As a result, the companies deemed eligible for inclusion in an Underlying Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.
Risks of Derivative Investments. Derivatives held by the Fund or an Underlying Fund may be volatile and may involve significant risks. The underlying security or other instrument on which a derivative is based, or the derivative itself, may not perform as expected. Some derivatives have the potential for unlimited loss, regardless of the size of the initial investment. The Fund or an Underlying Fund may also lose money on a derivative instrument if the issuer or counterparty fails to pay the amount due. Certain derivative instruments may be illiquid, making it difficult to close out an unfavorable position. Derivative investments can increase portfolio turnover and transaction costs. As a result of these risks, the Fund or an Underlying Fund could realize little to no income or lose money from its investment, or a hedge might be unsuccessful. In addition, pursuant to rules implemented under financial reform legislation, certain over-the-counter derivatives are required to be executed on a regulated market and/or cleared through a clearinghouse. Entering into a derivative transaction with a clearinghouse may entail further risks and costs.
Subsidiary Risk.  By investing in the Subsidiary, an Underlying Fund is indirectly exposed to risks associated with the Subsidiary’s investments. The Subsidiary is not registered under the Investment Company Act of 1940, as amended (1940 Act), and, except as otherwise noted in this prospectus, is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which an Underlying Fund and the Subsidiary, respectively, are organized, could result in the inability of an Underlying Fund and/or the Subsidiary to operate as described in this prospectus and the SAI, and could negatively affect an Underlying Fund and its shareholders.
Risks of Alternative Asset Classes. Some of the Underlying Funds seek investments in asset classes that are expected to perform differently from primary equity and fixed-income investments. Those asset classes may be volatile or illiquid however, particularly during periods of market instability, and they may not provide the expected uncorrelated returns.
Commodity Risk.  An Underlying Fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject an Underlying Fund to greater volatility than investments in traditional securities, such as stocks and bonds. Volatility in the commodities markets may be caused by changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates, investment and trading activities of mutual funds, hedge funds and commodities funds, and factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, or supply and demand disruptions. Because an Underlying Fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of Underlying Fund’s shares.
Master Limited Partnership Risk. An Underlying Fund invests in securities of MLPs, which are subject to the following risks:
▪
Limited Partner Risk. An MLP is a public limited partnership or limited liability company taxed as a partnership under the Internal Revenue Code of 1986, as amended (the Code). Although the characteristics of MLPs closely resemble a traditional limited partnership, a major difference is that MLPs may trade on a public exchange or in the over-the-counter market. The risks of investing in an MLP are similar to those of investing in a partnership, including more flexible governance structures, which could result in less protection for investors than investments in a corporation. Investors in an MLP normally would not be liable for the debts of the MLP beyond the amount that the investor has contributed but investors may not be shielded to the same extent that
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a shareholder of a corporation would be. In certain circumstances, creditors of an MLP would have the right to seek return of capital distributed to a limited partner, which right would continue after an investor sold its investment in the MLP. In addition, MLP distributions may be reduced by fees and other expenses incurred by the MLP.
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Liquidity Risk. The ability to trade on a public exchange or in the over-the-counter market provides a certain amount of liquidity not found in many limited partnership investments. However, MLP interests may be less liquid than conventional publicly traded securities and, therefore, more difficult to trade at desirable times and/or prices.
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Interest Rate Risk. MLPs generally are considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns.
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General Partner Risk. The holder of the general partner or managing member interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment in the general partner or managing member.
Additionally, if an Underlying Fund were to invest more than 25% of its total assets in MLPs that are taxed as partnerships this could cause an Underlying Fund to lose its status as regulated investment company under Subchapter M of the Code.
MLP Tax Risk. MLPs taxed as partnerships do not pay U.S. federal income tax at the partnership level, subject to the application of certain partnership audit rules. A change in current tax law, or a change in the underlying business mix of a given MLP, however, could result in an MLP being classified as a corporation for U.S. federal income tax purposes, which would have the effect of reducing the amount of cash available for distribution by the MLP and, as a result, could result in a reduction of the value of an Underlying Fund’s investment, and consequently the Fund’s investment in an Underlying Fund and lower income.
Restricted Securities Risk.  Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent an Underlying Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security.  Transaction costs may be higher for restricted securities and such securities may be difficult to value and may have significant volatility.
Affiliated Portfolio Risk. In managing the Fund, the Adviser will have authority to select and substitute Underlying Funds. The Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to the Adviser or its affiliates by some Underlying Funds for advisory services are higher than the fees paid by other Underlying Funds. However, the Adviser monitors the investment process to seek to identify, address and resolve any potential issues.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. Additionally, legislative, regulatory, or tax developments may adversely affect management of the Fund and, therefore, the ability of the Fund to achieve its investment objective.
4. (a) The following information replaces the first four paragraphs and the glide path under the heading titled “Objective(s) and Strategies” in the Funds’ Statutory Prospectuses:
Each Fund is a fund of funds and invests its assets in some combination of underlying mutual funds, exchange-traded funds or other pooled investment vehicles (collectively, the “Underlying Funds”), which are advised by Invesco Advisers, Inc. (Invesco or the Adviser), Invesco Capital Management LLC (Invesco Capital) or other unaffiliated advisers and are either actively or passively managed. Invesco and Invesco Capital are affiliates of each other as they are both indirect wholly-owned subsidiaries of Invesco Ltd. Each Fund is designed to provide exposure to a number of asset classes through investments in the Underlying Funds and each Fund’s allocation will evolve over time, with the exception of the Invesco Peak RetirementTM Destination Fund (Retirement Destination Fund). The Underlying Funds provide exposure to the following asset classes: U.S. equity; international equity; fixed income; and cash. The Underlying Funds may also provide exposure to the alternatives asset class. The equity Underlying Funds are diversified across a wide range of market capitalizations and segments, including emerging markets, and employ various investment strategies and styles such as growth, value, and managed volatility. The fixed income Underlying Funds encompass a wide range of fixed income sectors, including U.S. Government obligations, corporate investment grade and below investment grade bonds (commonly known as junk bonds), inflation-protected bonds, foreign debt, and floating rate loans. The alternatives Underlying Funds may include those that provide exposure to commodities, real estate and other non-traditional investments, and those that employ multi-asset, long-short, market neutral or other tactical investment strategies.
Each Fund’s investment in Underlying Funds is subject to any limitations imposed by the Investment Company Act of 1940, as amended (1940 Act) or any exemptive relief therefrom.
Each Fund may invest directly in derivatives to hedge its cash position and manage the duration of the Fund’s portfolio, including but not limited to futures, total return swaps, and currency forward contracts. The Fund may also use other types of derivatives through its investments in Underlying Funds.
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Each Fund is designed for investors expecting to retire and/or begin withdrawing funds around the target retirement date or designation stated in its name. The Retirement Destination Fund is designed for investors who are currently retired and/or withdrawing funds, or plan in the near future to retire and/or withdraw funds, as indicated by the “Retirement Destination” designation in its name. Each Fund follows a glide path that adjusts the combination of Underlying Funds to become more conservative as the Fund approaches its target retirement date and thereafter. Specifically, each Fund is designed to provide higher equity exposure further out from its target retirement date; the higher equity exposure will decrease as exposure to fixed income, alternatives and cash increases closer to the target retirement date. Because the Retirement Destination Fund is in its most conservative phase and is designed for investors who have already reached their target retirement date, its strategic allocation generally does not become more conservative over time but rather remains static.
Each Fund’s long-term glide path as of the date of this prospectus is set forth in the table below. The table reflects the target asset class exposures that each Fund’s allocation to the Underlying Funds will provide. The Adviser may make tactical adjustments to the target asset class exposures but does not expect the Fund’s allocation to the target asset class exposures to vary by more than +/-15%; however, the Adviser may determine that a greater degree of variation is warranted to protect the Fund or achieve its investment objective. The actual asset class exposures for the Fund may differ from those shown in the chart below due to market fluctuations, cash flows and other factors.

The Adviser will continue to manage each Fund for approximately 15 years after each Fund reaches its target retirement date and each Fund other than the Retirement Destination Fund will not reach its lowest strategic target allocation to equities until 15 years past its target retirement date. Approximately 15 years after each Fund except the Retirement Destination Fund reaches its target retirement date, each Fund may be combined with the Retirement Destination Fund with an investment allocation that will not evolve beyond the allocation in effect at that point in time. The Board of Trustees of each Fund may effect this combination without a shareholder vote by determining that it is in the best interests of Fund shareholders.
4. (b) The eighth paragraph in the section under the heading titled “Objective(s) and Strategies” in the Funds’ Statutory Prospectuses is deleted.
5. The following information replaces the entire section under the heading titled “Risks” the Funds’ Statutory Prospectuses:
The principal risks of investing in the Funds and the Underlying Funds are:
Fund of Funds Risk. The Fund’s performance depends on that of the Underlying Funds in which it invests. Accordingly, the risks associated with an investment in the Fund include the risks associated with investments in the Underlying Funds. The Fund will indirectly pay a proportional share of the fees and expenses of the Underlying Funds in which it invests.  There is a risk that the Fund will vary from its target weightings (if any) in the Underlying Funds due to factors such as market fluctuations. There can be no assurance that the Underlying Funds will achieve their investment objectives, and their performance may be lower than their represented asset classes. Underlying Funds that are not affiliated with the Fund may change their portfolio managers, investment objectives, investment strategies, policies or practices without the approval of the Fund, which may cause the Fund to withdraw its investments therein at a disadvantageous time.
Market Risk. The market values of an Underlying Fund’s investments, and therefore the value of an Underlying Fund’s shares, will go up and down, sometimes rapidly or unpredictably. Market risk may affect a single issuer, industry or section of the economy, or it may affect the market as a whole.  The value of an Underlying Fund’s investments may go up or down due to general market conditions which are not specifically related to the particular issuer, such as real or perceived adverse economic conditions, changes in the general outlook for revenues or corporate earnings, changes in interest or currency rates, regional or global instability, or adverse investor sentiment generally.  The value of an Underlying Fund’s investments may also go up or down due to factors that
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affect an individual issuer or a particular industry or sector, such as changes in production costs and competitive conditions within an industry. In addition, natural or environmental disasters, widespread disease or other public health issues, war, acts of terrorism or other events may have a significant impact on the value of an Underlying Fund’s investments, as well as the financial markets and global economy generally. Such circumstances may also impact the ability of the Adviser to effectively implement an Underlying Fund’s investment strategy.  During a general downturn in the financial markets, multiple asset classes may decline in value. When markets perform well, there can be no assurance that specific investments held by an Underlying Fund will rise in value.
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COVID-19. The “COVID-19” strain of coronavirus has resulted in instances of market closures and dislocations, extreme volatility, liquidity constraints and increased trading costs. Efforts to contain its spread have resulted in travel restrictions, disruptions of healthcare systems, business operations and supply chains, layoffs, lower consumer demand, and defaults, among other significant economic impacts that have disrupted global economic activity across many industries. Such economic impacts may exacerbate other pre-existing political, social and economic risks locally or globally. The ongoing effects of COVID-19 are unpredictable and may result in significant and prolonged effects on an underlying fund’s performance.
Allocation Risk. The Fund’s investment performance depends, in part, on how its assets are allocated among the Underlying Funds or asset classes. The Adviser’s evaluations and assumptions regarding the asset classes or the Underlying Funds in which the Fund invests may be incorrect, causing the Fund to be invested (or not invested) in one or more asset classes or Underlying Funds at an inopportune time. The Adviser’s allocation of the Fund’s assets among asset classes and Underlying Funds may therefore not produce the desired results and could cause the Fund to perform poorly or underperform the Fund’s benchmark and other available funds.
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Affiliated Portfolio Risk. In managing the Fund, the Adviser will have authority to select and substitute Underlying Funds. The Adviser may be subject to potential conflicts of interest in selecting Underlying Funds because the fees paid to the Adviser or its affiliates by some Underlying Funds for advisory services are higher than the fees paid by other Underlying Funds. However, the Adviser monitors the investment process to seek to identify, address and resolve any potential issues.
Exchange-Traded Funds Risk. In addition to the risks associated with the underlying assets held by the exchange-traded fund, investments in exchange-traded funds are subject to the following additional risks: (1) the market price of an exchange-traded fund’s shares may trade above or below its net asset value; (2) an active trading market for the exchange-traded fund’s shares may not develop or be maintained; (3) trading an exchange-traded fund’s shares may be halted if the listing exchange’s officials deem such action appropriate; (4) a passively-managed exchange-traded fund may not accurately track the performance of the reference asset; and (5) a passively-managed exchange-traded fund would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the exchange-traded fund seeks to track.  Investment in exchange-traded funds may involve duplication of management fees and certain other expenses, as the Fund or an Underlying Fund indirectly bears its proportionate share of any expenses paid by the exchange-traded funds in which it invests.  Further, certain exchange-traded funds in which the Fund or an Underlying Fund may invest are leveraged.  Investing in leveraged exchange-traded funds may result in economic leverage, which does not result in the possibility of the Fund or an Underlying Fund incurring obligations beyond its investments, but nonetheless permits the Fund or an Underlying Fund to gain exposure that is greater than would be the case in an unlevered instrument, which can result in greater volatility.
Authorized Participant Concentration Risk.  Only an authorized participant (AP) may engage in creation or redemption transactions directly with an underlying ETF. An underlying ETF has a limited number of institutions that may act as APs and such APs have no obligation to submit creation or redemption orders. Consequently, there is no assurance that APs will establish or maintain an active trading market for the shares of an underlying ETF. This risk may be heightened to the extent that securities held by an underlying ETF are traded outside a collateralized settlement system. In that case, APs may be required to post collateral on certain trades on an agency basis (i.e., on behalf of other market participants), which only a limited number of APs may be able to do. In addition, to the extent that APs exit the business or are unable to proceed with creation and/or redemption orders with respect to an underlying ETF and no other AP is able to step forward to create or redeem creation units for an underlying ETF, this may result in a significantly diminished trading market for shares of an underlying ETF, and the shares of an underlying ETF may be more likely to trade at a premium or discount to NAV and to face trading halts and/or delisting.  Investments in non-U.S. securities, which may have lower trading volumes, may increase this risk.
Indexing Risk. An Underlying Fund is operated as a passively managed index fund and, therefore, the adverse performance of a particular security necessarily will not result in the elimination of the security from the Underlying Fund’s portfolio. Ordinarily, the Underlying Fund’s adviser will not sell the Underlying Fund’s portfolio securities except to reflect additions or deletions of the securities that comprise the Underlying Fund’s underlying index, or as may be necessary to raise cash to pay Underlying Fund shareholders who sell Underlying Fund shares. As such, the Underlying Fund will be negatively affected by declines in the securities represented by its underlying index.
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There is no guarantee, however, that the Underlying Fund’s adviser will be able to correlate the Underlying Fund’s performance with that of its underlying index because the adviser’s ability to correlate the Underlying Fund’s performance, before expenses, may be affected by many factors, including, but not limited to, the manner in which the underlying index is calculated; the differences between the securities held in the Underlying Fund’s portfolio and those included in its underlying index; transaction costs; pricing differences; fees and expenses incurred by the Underlying Fund, but are not incurred by its underlying index; and the Underlying Fund’s holding of cash. This risk may be heightened during times of market volatility or other unusual market conditions. The Underlying Fund’s adviser regularly monitors the correlation and, in the event the desired correlation is not achieved, the adviser will determine what additional investment changes may need to be made.
Risks of Investing in Debt Securities. Debt securities may be subject to interest rate risk, duration risk, credit risk, credit spread risk, extension risk, reinvestment risk, prepayment risk and event risk. Interest rate risk is the risk that when prevailing interest rates fall, the values of already-issued debt securities generally rise; and when prevailing interest rates rise, the values of already-issued debt securities generally fall, and therefore, those debt securities may be worth less than the amount the Underlying Fund paid for them or valued them. When interest rates change, the values of longer-term debt securities usually change more than the values of shorter-term debt securities. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are near historic lows.
Duration is a measure of the price sensitivity of a debt security or portfolio to interest rate changes. Duration risk is the risk that longer-duration debt securities will be more volatile and thus more likely to decline in price, and to a greater extent, in a rising interest rate environment than shorter-duration debt securities. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If an issuer fails to pay interest or repay principal, the Underlying Fund’s income or share value might be reduced. Adverse news about an issuer or a downgrade in an issuer’s credit rating, for any reason, can also reduce the market value of the issuer’s securities. “Credit spread” is the difference in yield between securities that is due to differences in their credit quality. There is a risk that credit spreads may increase when the market expects lower-grade bonds to default more frequently. Widening credit spreads may quickly reduce the market values of the Underlying Fund’s lower-rated and unrated securities. Some unrated securities may not have an active trading market or may trade less actively than rated securities, which means that the Underlying Fund might have difficulty selling them promptly at an acceptable price. Extension risk is the risk that an increase in interest rates could cause prepayments on a debt security to occur at a slower rate than expected. Extension risk is particularly prevalent for a callable security where an increase in interest rates could result in the issuer of that security choosing not to redeem the security as anticipated on the security’s call date. Such a decision by the issuer could have the effect of lengthening the debt security’s expected maturity, making it more vulnerable to interest rate risk and reducing its market value. Reinvestment risk is the risk that when interest rates fall the Underlying Fund may be required to reinvest the proceeds from a security’s sale or redemption at a lower interest rate. Callable bonds are generally subject to greater reinvestment risk than non-callable bonds. Prepayment risk is the risk that the issuer may redeem the security prior to the expected maturity or that borrowers may repay the loans that underlie these securities more quickly than expected, thereby causing the issuer of the security to repay the principal prior to the expected maturity. The Underlying Fund may need to reinvest the proceeds at a lower interest rate, reducing its income. Event risk is the risk that an issuer could be subject to an event, such as a buyout or debt restructuring, that interferes with its ability to make timely interest and principal payments and cause the value of its debt securities to fall.
Risks of Below-Investment-Grade Securities. Below-investment-grade securities (also referred to as “junk bonds”) generally have higher yields than investment-grade securities but also have higher risk profiles. Below-investment-grade securities are considered to be speculative and entail greater risk with respect to the ability of the issuer to timely repay principal and pay interest or dividends in accordance with the terms of the obligation and may have more credit risk than investment-grade securities, especially during times of weakening economic conditions or rising interest rates. These additional risks mean that the Underlying Fund may not receive the anticipated level of income from these securities, and the Underlying Fund’s net asset value may be affected by declines in the value of below-investment-grade securities. Certain Underlying Funds may invest up to 100% of their assets in below-investment-grade securities, therefore that Underlying Fund’s credit risks are greater than those of funds that buy only investment-grade securities. The major risks of below-investment-grade securities include:
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Prices of below-investment-grade securities may be subject to extreme price fluctuations, even under normal market conditions. Adverse changes in an issuer’s industry and general economic conditions may have a greater impact on the prices of below-investment-grade securities than on the prices of investment-grade securities.
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Below-investment-grade securities may be issued by less creditworthy issuers and may be more likely to default than investment-grade securities. Issuers of below-investment-grade securities may have more outstanding debt relative to their assets than issuers of investment-grade securities. Issuers of below-investment-grade securities may be unable to meet their interest or principal payment obligations because of an economic downturn, specific issuer developments, or the unavailability of additional financing.
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In the event of an issuer’s bankruptcy, claims of other creditors may have priority over the claims of the holders of below-investment-grade securities.
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Below-investment-grade securities may be less liquid than investment-grade securities, even under normal market conditions. There are fewer dealers in the below-investment-grade securities market and there may be significant differences in the prices quoted by the dealers. Because they are less liquid, judgment may play a greater role in valuing certain of the Underlying Fund’s securities than is the case with securities trading in a more liquid market.
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Below-investment-grade securities typically contain redemption provisions that permit the issuer of the securities containing such provisions to redeem the securities at its discretion. If the issuer redeems below-investment-grade securities, the Underlying Fund may have to invest the proceeds in securities with lower yields and may lose income.
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Below-investment-grade securities markets may be more susceptible to real or perceived adverse credit, economic, or market conditions than investment-grade securities.
Mortgage- and Asset-Backed Securities Risk. Mortgage- and asset-backed securities, including collateralized debt obligations and collateralized mortgage obligations, differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. Mortgage- and asset-backed securities are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier or later than expected due to changes in prepayment rates on underlying loans. Faster prepayments often happen when interest rates are falling. As a result, an Underlying Fund may reinvest these early payments at lower interest rates, thereby reducing an Underlying Fund's income.  Mortgage- and asset-backed securities also are subject to extension risk. An unexpected rise in interest rates could reduce the rate of prepayments and extend the life of the mortgage- and asset-backed securities, causing the price of the mortgage- and asset-backed securities and an Underlying Fund’s share price to fall and would make the mortgage- and asset-backed securities more sensitive to interest rate changes.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool will adversely affect the value of mortgage-backed securities and will result in losses to an Underlying Fund. Privately-issued mortgage-backed securities and asset-backed securities may be less liquid than other types of securities and an Underlying Fund may be unable to sell these securities at the time or price it desires.  During periods of market stress or high redemptions, an Underlying Fund may be forced to sell these securities at significantly reduced prices, resulting in losses.  Liquid privately-issued mortgage-backed securities and asset-backed securities can become illiquid during periods of market stress. Privately issued mortgage-related securities are not subject to the same underwriting requirements for the underlying mortgages that are applicable to those mortgage-related securities that have government or government-sponsored entity guarantees.  As a result, the mortgage loans underlying privately issued mortgage-related securities may, and frequently do, have less favorable collateral, credit risk, liquidity risk or other underwriting characteristics than government or government-sponsored mortgage-related securities and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics.  An Underlying Fund may invest in mortgage pools that include subprime mortgages, which are loans made to borrowers with weakened credit histories or with lower capacity to make timely payments on their mortgages. Liquidity risk is even greater for mortgage pools that include subprime mortgages.
Bank Loan Risk. There are a number of risks associated with an investment in bank loans including credit risk, interest rate risk, liquidity risk and prepayment risk. Lack of an active trading market, restrictions on resale, irregular trading activity, wide bid/ask spreads and extended trade settlement periods may impair an Underlying Fund’s ability to sell bank loans within its desired time frame or at an acceptable price and its ability to accurately value existing and prospective investments. Extended trade settlement periods may result in cash not being immediately available to the Fund.  As a result, an Underlying Fund may have to sell other investments or engage in borrowing transactions to raise cash to meet its obligations.
The risk of holding bank loans is also directly tied to the risk of insolvency or bankruptcy of the issuing banks. If the borrower defaults on its obligation to pay, there is the possibility that the collateral securing a loan, if any, may be difficult to liquidate or be insufficient to cover the amount owed under the loan. The value of bank loans can be affected by and sensitive to changes in government regulation and to economic downturns in the United States and abroad. These risks could cause an Underlying Fund to lose income or principal on a particular investment, which in turn could affect an Underlying Fund’s returns.
Bank loans generally are floating rate loans, which are subject to interest rate risk as the interest paid on the floating rate loans adjusts periodically based on changes in widely accepted reference rates.  The interest income generated by a portfolio of senior loans is often determined by a fixed credit spread over the London Interbank Offered Rate (LIBOR).
Municipal Securities Risk. The risk of a municipal obligation generally depends on the financial and credit status of the issuer. Constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives, and the issuer’s regional economic conditions may affect the municipal security’s value, interest payments, repayment of principal and an Underlying Fund’s ability to sell the security.  Municipal obligations may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress.  Municipal securities structured as revenue bonds are generally not backed by the taxing power of the issuing municipality but rather the revenue from the particular project or entity for which the bonds were issued.  If the Internal
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Revenue Service determines that an issuer of a municipal security has not complied with applicable tax requirements, interest from the security could be treated as taxable, which could result in a decline in the security’s value.  In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.
Fixed-Income Market Risks. The fixed-income securities market can be susceptible to unusual volatility and illiquidity. Volatility and illiquidity may be more pronounced in the case of lower-rated and unrated securities. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates), which are near historic lows in the U.S. and in other countries. During times of reduced market liquidity, the Underlying Fund may not be able to readily sell bonds at the prices at which they are carried on the Underlying Fund’s books. If the Underlying Fund needed to sell large blocks of bonds to meet shareholder redemption requests or to raise cash, those sales could further reduce the bonds’ prices. An unexpected increase in Underlying Fund redemption requests (including requests from shareholders who may own a significant percentage of the Underlying Fund’s shares), which may be triggered by market turmoil or an increase in interest rates, as well as other adverse market and economic developments, could cause the Underlying Fund to sell its holdings at a loss or at undesirable prices and adversely affect the Underlying Fund’s share price and increase the Underlying Fund’s liquidity risk, Underlying Fund expenses and/or taxable distributions, if applicable. Similarly, the prices of the Underlying Fund’s holdings could be adversely affected if an investment account managed similarly to that of the Underlying Fund were to experience significant redemptions and those accounts were required to sell its holdings at an inopportune time. The liquidity of an issuer’s securities may decrease as result of a decline in an issuer’s credit rating, the occurrence of an event that causes counterparties to avoid transacting with the issuer, or an increase in the issuer’s cash outflows, as well as other adverse market and economic developments. A lack of liquidity or other adverse credit market conditions may hamper the Underlying Fund’s ability to sell the debt securities in which it invests or to find and purchase suitable debt instruments.
Economic and other market developments can adversely affect fixed-income securities markets in the United States, Europe and elsewhere.
At times, participants in debt securities markets may develop concerns about the ability of certain issuers of debt securities to make timely principal and interest payments, or they may develop concerns about the ability of financial institutions that make markets in certain debt securities to facilitate an orderly market. Those concerns may impact the market price or value of those debt securities and may cause increased volatility in those debt securities or debt securities markets. Under some circumstances, reducing the willingness of some lenders to extend credit, and making it more difficult for borrowers to obtain financing on attractive terms (or at all).
Changes to monetary policy by the Federal Reserve or other regulatory actions could expose fixed income and related markets to heightened volatility, interest rate sensitivity and reduced liquidity, which may impact an underlying fund’s operations, universe of potential investment options, and return potential.
In addition, although the fixed-income securities markets have grown significantly in the last few decades, regulations and business practices have led some financial intermediaries to curtail their capacity to engage in trading (i.e., “market making”) activities for certain debt securities. As a result, dealer inventories of fixed-income securities, which provide an indication of the ability of financial intermediaries to make markets in fixed income securities, are near historic lows relative to market size. Because market makers help stabilize the market through their financial intermediary services, further reductions in dealer inventories could have the potential to decrease liquidity and increase volatility in the fixed-income securities markets.
Money Market Fund Risk. The share price of certain underlying money market funds may fluctuate and the Fund may lose money by investing in an underlying money market fund. The share price of money market funds can fall below the $1.00 share price. An underlying money market fund’s sponsor has no legal obligation to provide financial support to an underlying money market fund, and you should not rely on or expect that the sponsor will enter into support agreements or take other actions to provide financial support to an underlying money market fund or maintain an underlying money market fund’s $1.00 share price at any time. The credit quality of an underlying money market fund’s holdings can change rapidly in certain markets, and the default of a single holding could have an adverse impact on an underlying money market fund’s share price. An underlying money market fund’s share price can also be negatively affected during periods of high redemption pressures, illiquid markets, and/or significant market volatility. To the extent the Fund holds cash or cash equivalents rather than securities in which it primarily invests or uses to manage risk, the Fund may not achieve its investment objectives and may underperform. An underlying money market fund’s Board may elect to impose a fee upon the sale of the Fund’s shares or temporarily suspend the Fund’s ability to sell shares in the future if an underlying money market fund’s liquidity falls below required minimums because of market conditions or other factors.
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Risks of Foreign Investing. Securities traded in foreign markets often involve special risks not present in U.S. investments that can increase the chances an Underlying Fund will lose money. Additional information regarding certain of the risks associated with foreign investing is provided below.
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Foreign Market Risk. If there are fewer investors in a particular foreign market, securities traded in that market may be less liquid and more volatile than U.S. securities and more difficult to price. Foreign markets may also be subject to delays in the settlement of transactions and difficulties in pricing securities. If the Fund is delayed in settling a purchase or sale transaction, it may not receive any return on the invested assets or it may lose money if the value of the security declines. It may also be more expensive for the Underlying Fund to buy or sell securities in certain foreign markets than in the United States, which may increase the Underlying Fund’s expense ratio.
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Foreign Economy Risk. Foreign economies may be more vulnerable to political or economic changes than the U.S. economy. They may be more concentrated in particular industries or may rely on particular resources or trading partners to a greater extent. Certain foreign economies may be adversely affected by shortages of investment capital or by high rates of inflation. Changes in economic or monetary policy in the U.S. or abroad may also have a greater impact on the economies of certain foreign countries.
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Foreign Governmental and Regulatory Risks. Foreign companies may not be subject to the same accounting and disclosure requirements as U.S. companies. As a result there may be less accurate information available regarding a foreign company’s operations and financial condition. Foreign companies may be subject to capital controls, nationalization, or confiscatory taxes. There may be less government regulation of foreign issuers, exchanges and brokers than in the United States. Some countries also have restrictions that limit foreign ownership and may impose penalties for increases in the value of the Fund’s investment. The value of the Underlying Fund’s foreign investments may be affected if it experiences difficulties in enforcing legal judgments in foreign courts.
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Foreign Currency Risk. A change in the value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. If the U.S. dollar rises in value against a foreign currency, a security denominated in that currency will be worth less in U.S. dollars and if the U.S. dollar decreases in value against a foreign currency, a security denominated in that currency will be worth more in U.S. dollars. The dollar value of foreign investments may also be affected by exchange controls. Foreign currency exchange transactions may impose additional costs on the Underlying Fund. The Underlying Fund can also invest in derivative instruments linked to foreign currencies. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of derivatives linked to that foreign currency. The investment adviser’s selection of foreign currency-denominated investments may not perform as expected. Currency derivative investments may be particularly volatile and subject to greater risks than other types of foreign currency-denominated investments.
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Foreign Custody Risk. There may be very limited regulatory oversight of certain foreign banks or securities depositories that hold foreign securities and foreign currency and the laws of certain countries may limit the ability to recover such assets if a foreign bank or depository or their agents goes bankrupt. There may also be an increased risk of loss of portfolio securities.
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Time Zone Arbitrage. If the Underlying Fund invests a significant amount of its assets in foreign securities, it may be exposed to “time-zone arbitrage” attempts by investors seeking to take advantage of differences in the values of foreign securities that might result from events that occur after the close of the foreign securities market on which a security is traded and before the close of the New York Stock Exchange that day, when the Underlying Fund’s net asset value is calculated. If such time zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Underlying Fund’s use of “fair value pricing” under certain circumstances, to adjust the closing market prices of foreign securities to reflect what the Adviser and the Board believe to be their fair value, may help deter those activities.
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Globalization Risks. The growing inter-relationship of global economies and financial markets has increased the effect of conditions in one country or region on issuers of securities in a different country or region. In particular, the adoption or prolongation of protectionist trade policies by one or more countries, changes in economic or monetary policy in the United States or abroad, or a slowdown in the U.S. economy, could lead to a decrease in demand for products and reduced flows of capital and income to companies in other countries.
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Regional Focus. At times, an Underlying Fund might increase the relative emphasis of its investments in a particular region of the world. Securities of issuers in a region might be affected by changes in economic conditions or by changes in government regulations, availability of basic resources or supplies, or other events that affect that region more than others. If the Underlying Fund has a greater emphasis on investments in a particular region, it may be subject to greater risks from adverse events that occur in that region than a fund that invests in a different region or that is more geographically diversified. Political, social or economic disruptions in the region may adversely affect the values of the Underlying Fund’s holdings.
Eurozone Investment Risks. The European Union (EU) is an economic and political union of most western European countries and a growing number of eastern European countries, collectively known as “member states.” One of the key mandates of the EU is the establishment and administration of a common single market, consisting of, among other things, a single currency and a
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common trade policy. In order to pursue this goal, member states established the Economic and Monetary Union (EMU), which sets out different stages and commitments that member states need to follow to achieve greater economic and monetary policy coordination, including the adoption of a single currency, the euro. Many member states have adopted the euro as their currency and, as a result, are subject to the monetary policies of the European Central Bank (ECB).
The global economic crisis that began in 2008 has caused severe financial difficulties for many EU member states, pushing some to the brink of insolvency and causing others to experience recession, large public debt, restructuring of government debt, credit rating downgrades and an overall weakening of banking and financial sectors. Some of those countries have depended on, and may continue to be dependent on, the assistance from others such as the ECB, the International Monetary Fund (IMF), or other governments and institutions to address those issues. Failure by one or more EU member states to implement reforms or attain a certain performance level imposed as a condition of assistance, or an insufficient level of assistance, could deepen or prolong the economic downturn which could have a significant adverse effect on the value of investments in those and other European countries. By adopting the euro as its currency, members of the EMU are subject to fiscal and monetary controls that could limit to some degree the ability to implement their own economic policies. Additionally, EMU member states could voluntarily abandon the euro or involuntarily be forced out of the euro, including by way of a partial or complete dissolution of the EMU. The effects of such outcomes on the rest of the Eurozone and global markets as a whole are unpredictable, but are likely to be negative, including adversely impacted market values of Eurozone and various other securities and currencies, redenomination of certain securities into less valuable local currencies, and more volatile and illiquid markets. Under such circumstances, investments denominated in euros or replacement currencies may be difficult to value, the ability to operate an investment strategy in connection with euro-denominated securities may be significantly impaired and the value of euro-denominated investments may decline significantly and unpredictably. Additionally, the United Kingdom’s departure from the EU, known as “Brexit,” may have significant political and financial consequences for Eurozone markets, including greater market volatility and illiquidity, currency fluctuations, deterioration in economic activity, a decrease in business confidence and an increased likelihood of a recession in the United Kingdom. While the full impact of Brexit is unknown, market disruption in the EU and globally may have a negative effect on the value of the Fund’s investments. Additionally, the risks related to Brexit could be more pronounced if one or more additional EU member states seek to leave the EU.
Risks of Developing and Emerging Markets. Investments in developing and emerging market countries are subject to all the risks associated with foreign investing, however, these risks may be magnified in developing and emerging markets. Investments in securities of issuers in developing or emerging market countries may be considered speculative. Additional information regarding certain of the risks associated with investing in developing and emerging markets is provided below.
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Less Developed Securities Markets. Developing or emerging market countries may have less well-developed securities markets and exchanges. Consequently they have lower trading volume than the securities markets of more developed countries and may be substantially less liquid than those of more developed countries.
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Transaction Settlement. Settlement procedures in developing or emerging markets may differ from those of more established securities markets, and settlement delays may result in the inability to invest assets or to dispose of portfolio securities in a timely manner. As a result there could be subsequent declines in the value of the portfolio security, a decrease in the level of liquidity of the portfolio or, if there is a contract to sell the security, a possible liability to the purchaser.
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Price Volatility. Securities prices in developing or emerging markets may be significantly more volatile than is the case in more developed nations of the world, which may lead to greater difficulties in pricing securities.
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Less Developed Governments and Economies. The governments of developing or emerging market countries may be more unstable than the governments of more developed countries. In addition, the economies of developing or emerging market countries may be more dependent on relatively few industries or investors that may be highly vulnerable to local and global changes. Developing or emerging market countries may be subject to social, political, or economic instability. Further, the value of the currency of a developing or emerging market country may fluctuate more than the currencies of countries with more mature markets, and there may be difficulty related to the quality, availability and timeliness of information.
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Government Restrictions. In certain developing or emerging market countries, government approval may be required for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. Other government restrictions may include confiscatory taxation, expropriation or nationalization of company assets, restrictions on foreign ownership of local companies, protectionist measures, and practices such as share blocking.
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Privatization Programs. The governments in some developing or emerging market countries have been engaged in programs to sell all or part of their interests in government-owned or controlled enterprises. However, in certain developing or emerging market countries, the ability of foreign entities to participate in privatization programs may be limited by local law. There can be no assurance that privatization programs will be successful.
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Investing in Stocks Risk. Common stock represents an ownership interest in a company. It ranks below preferred stock and debt securities in claims for dividends and in claims for assets of the issuer in a liquidation or bankruptcy. Common stocks may be exchange-traded or over-the-counter securities. Over-the-counter securities may be less liquid than exchange-traded securities.
The value of the Fund’s portfolio may be affected by changes in the stock markets. Stocks and other equity securities fluctuate in price in response to changes to equity markets in general. Stock markets may experience significant short-term volatility and may fall sharply at times. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments. Different stock markets may behave differently from each other and U.S. stock markets may move in the opposite direction from one or more foreign stock markets.
The prices of individual stocks generally do not all move in the same direction at the same time. However, individual stock prices tend to go up and down more dramatically than those of certain other types of investments, such as bonds. A variety of factors can affect the price of a particular company’s stock. These factors may include, but are not limited to: poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry. To the extent that securities of a particular type are emphasized (for example foreign stocks, stocks of small- or mid-sized companies, growth or value stocks, or stocks of companies in a particular industry), their share values may fluctuate more in response to events affecting the market for those types of securities.
Risks of Other Equity Securities.  Most convertible securities are subject to the risks and price fluctuations of the underlying stock. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment. The fixed dividend rate of preferred stocks may cause their prices to behave more like those of debt securities. If interest rates rise, the value of preferred stock having a fixed dividend rate tends to fall. Preferred stock generally ranks behind debt securities in claims for dividends and assets of the issuer in a liquidation or bankruptcy. The price of a warrant does not necessarily move parallel to the price of the underlying security and is generally more volatile than that of the underlying security. Rights are similar to warrants, but normally have a shorter duration. The market for rights or warrants may be very limited and it may be difficult to sell them promptly at an acceptable price. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.
Growth Investing Risk. Certain Underlying Funds employ a growth investing strategy. Growth stocks can perform differently from the market as a whole as growth stocks tend to be more expensive relative to the issuing company’s earnings or assets compared with other types of stock. They are generally priced higher than non-growth stocks, in relation to the issuer’s earnings and other measures, because investors believe they have greater growth potential. As a result, they tend to be more sensitive to changes in the issuing company’s earnings or investors’ expectations of such earnings and can be more volatile. There is no guarantee that such an issuer will realize that growth potential. In addition, the market values of growth stocks may be more volatile than other types of investments, and therefore such stocks may be more susceptible to rapid price swings, especially during periods of economic uncertainty or in response to adverse news about the condition of the issuer, such as earnings disappointments. The returns on growth stocks may or may not move in tandem with the returns on other styles of investing or the overall stock market. Growth stocks may fall out of favor and trail the returns of other investment types. Growth stocks also may be more adversely affected in a down market, as growth stocks typically have little or no dividend income to absorb the effect of adverse market conditions.
Risks of Value Investing. Value investing entails the risk that if the market does not recognize that a selected security is undervalued, the prices of that security might not appreciate as anticipated. A value investing approach could also lead to acquiring fewer securities that might experience rapid price increases during times of market advances. This could cause the investments to underperform strategies that seek capital appreciation by employing only a growth or other non-value approach. Value investing has also gone in and out of favor during past market cycles and is likely to continue to do so. During periods when value investing is out of favor or when markets are unstable, the securities of “value” companies may underperform the securities of “growth” companies.
Risks of Small- and Mid-Cap Companies. Small-cap companies may be either established or newer companies, including “unseasoned” companies that have typically been in operation for less than three years. Mid-cap companies are generally companies that have completed their initial start-up cycle, and in many cases have established markets and developed seasoned market teams. While smaller companies might offer greater opportunities for gain than larger companies, they also may involve greater risk of loss. They may be more sensitive to changes in a company’s earnings expectations and may experience more abrupt and erratic price movements. Small- and mid-cap companies’ securities may trade in lower volumes and it might be harder for the Fund to dispose of its holdings at an acceptable price when it wants to sell them. Small- and mid-cap companies may not have established markets for their products or services and may have fewer customers and product lines. They may have more limited access to financial resources and may not have the financial strength to sustain them through business downturns or adverse market conditions. Since small- and mid-cap companies typically reinvest a high proportion of their earnings in their business, they may not
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pay dividends for some time, particularly if they are newer companies. Small- and mid-cap companies may have unseasoned management or less depth in management skill than larger, more established companies. They may be more reliant on the efforts of particular members of their management team and management changes may pose a greater risk to the success of the business. It may take a substantial period of time before the Fund realizes a gain on an investment in a small- or mid-cap company, if it realizes any gain at all.
Sector Focus Risk. An Underlying Fund may from time to time invest a significant amount of its assets (i.e. over 25%) in one market sector or group of related industries.  In this event, an Underlying Fund’s performance will depend to a greater extent on the overall condition of the sector or group of industries and there is increased risk that an Underlying Fund will lose significant value if conditions adversely affect that sector or group of industries.
ESG Risk.  Because an Underlying Fund evaluates ESG factors to assess and exclude certain investments for non-financial reasons, it may forego some market opportunities available to funds that do not use these factors.  The securities of companies that score favorably under an Underlying Fund’s ESG scoring methodology may underperform similar companies that do not score as well or may underperform the stock market as a whole.  As a result, an Underlying Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology.  Information used by an Underlying Fund to evaluate such factors may not be readily available, complete or accurate, which could negatively impact an Underlying Fund’s ability to apply its methodology, which in turn could negatively impact an Underlying Fund’s performance.  In addition, an Underlying Fund’s assessment of a company, based on the company’s level of involvement in a particular industry or the company’s ESG score, may differ from that of other funds or an investor.  As a result, the companies deemed eligible for inclusion in an Underlying Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.
Derivatives Risk. A derivative is an instrument whose value depends largely on (and is derived from) the value of an underlying security, currency, commodity, interest rate, index or other asset (each referred to as an underlying asset). In addition to risks relating to the underlying assets, the use of derivatives may include other, possibly greater, risks, which are described below. These risks are greater for an underlying fund than most other mutual funds because an underlying fund will implement its investment strategy primarily through derivative instruments rather than direct investments in stocks/bonds.
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Counterparty Risk. Certain derivatives do not trade on an established exchange (referred to as over-the-counter (OTC) derivatives) and are simply financial contracts between an underlying fund and a counterparty. When an underlying fund is owed money on an OTC derivative, an underlying fund is dependent on the counterparty to pay or, in some cases, deliver the underlying asset, unless an underlying fund can otherwise sell its derivative contract to a third party prior to its expiration. Many counterparties are financial institutions such as banks and broker-dealers and their creditworthiness (and ability to pay or perform) may be negatively impacted by factors affecting financial institutions generally. In addition, in the event that a counterparty becomes bankrupt or insolvent, an underlying fund’s ability to recover the collateral that an underlying fund has on deposit with the counterparty could be delayed or impaired. For derivatives traded on a centralized exchange, an underlying fund generally is dependent upon the solvency of the relevant exchange clearing house (which acts as a guarantor for each contractual obligation under such derivatives) for payment on derivative instruments for which an underlying fund is owed money.
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Leverage Risk. Many derivatives do not require a payment up front equal to the economic exposure created by holding a position in the derivative, which creates a form of leverage. As a result, an adverse change in the value of the underlying asset could result in an underlying fund sustaining a loss that is substantially greater than the amount invested in the derivative or the anticipated value of the underlying asset. Leverage may therefore make an underlying fund’s returns more volatile and increase the risk of loss. An underlying fund segregates or earmarks liquid assets with a value at least equal to the amount that an underlying fund owes the derivative counterparty each day, if any, or otherwise holds instruments that offset an underlying fund’s daily obligation under the derivatives instrument. This process is sometimes referred to as “cover.” The amount of liquid assets needed as cover will fluctuate over time as the value of the derivative instrument rises and falls. If the value of an underlying fund’s derivative positions or the value of the assets used as cover unexpectedly decreases, an underlying fund may be forced to segregate additional liquid assets as cover or sell assets at a disadvantageous time or price to meet its derivative obligations or to meet redemption requests, which could affect management of an underlying fund and an underlying fund’s returns. In certain market conditions, losses on derivative instruments can grow larger while the value of an underlying fund’s other assets fall, resulting in an underlying fund’s derivative positions becoming a larger percentage of an underlying fund’s investments.
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Liquidity Risk. There is a smaller pool of buyers and sellers for certain derivatives, particularly OTC derivatives, than more traditional investments such as stocks. These buyers and sellers are often financial institutions that may be unable or unwilling to buy or sell derivatives during times of financial or market stress. Derivative instruments may therefore be less liquid than more traditional investments and an underlying fund may be unable to sell or exit its derivative positions at a desirable time or
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price. This risk may be more acute under adverse market conditions, during which an underlying fund may be most in need of liquidating its derivative positions. To the extent that an underlying fund is unable to exit a derivative position because of market illiquidity, an underlying fund may not be able to prevent further losses of value in its derivatives holdings and the liquidity of an underlying fund and its ability to meet redemption requests may be impaired to the extent that a substantial portion of an underlying fund’s otherwise liquid assets must be used as margin or cover. Another consequence of illiquidity is that an underlying fund may be required to hold a derivative instrument to maturity and take or make delivery of the underlying asset that an underlying fund’s adviser would otherwise have attempted to avoid.
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Regulatory Risk. Changes in government regulation of derivative instruments could affect the character, timing and amount of an underlying fund’s taxable income or gains, and may limit or prevent an underlying fund from using certain types of derivative instruments as a part of its investment strategy, which could make the investment strategy more costly to implement or require an underlying fund to change its investment strategy. The SEC has proposed new regulations related to the use of derivatives and related instruments by registered investment companies. If adopted as proposed, these regulations would limit an underlying fund’s ability to engage in derivatives transactions and may result in increased costs or require an underlying fund to modify its investment strategies or to liquidate.
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Other Risks. Compared to other types of investments, derivatives may be harder to value and may also be less tax efficient, as described under the “Taxes” section of the prospectus. Derivatives strategies may not always be successful. For example, to the extent that an underlying fund uses derivatives for hedging or to gain or limit exposure to a particular market or market segment, there may be imperfect correlation between the value of the derivative instrument and the value of the instrument being hedged or the relevant market or market segment, in which case an underlying fund may not realize the intended benefits. There is also the risk that during adverse market conditions, an instrument which would usually operate as a hedge provides no hedging benefits at all. An underlying fund’s use of derivatives may be limited by the requirements for taxation of an underlying fund as a regulated investment company.
Risks of Futures Contracts. The volatility of futures contracts prices has been historically greater than the volatility of stocks and bonds. The liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced. In addition, futures exchanges often impose a maximum permissible price movement on each futures contract for each trading session. An Underlying Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement.
Risks of Total Return Swaps. Total return swaps could result in losses if the underlying asset or reference does not perform as anticipated. Total return swaps can have the potential for unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, an Underlying Fund may lose money.
Forward Contracts Risks. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. Investments in forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing an Underlying Fund to sustain losses on these contracts and to pay additional transaction costs.
Subsidiary Risk.  By investing in a wholly-owned subsidiary organized under the laws of the Cayman Islands, an Underlying Fund is indirectly exposed to risks associated with the subsidiary’s investments. The derivatives and other investments held by the subsidiary are generally similar to those that are permitted to be held by an Underlying Fund and are subject to the same risks that apply to similar investments if held directly by an Underlying Fund. There can be no assurance that the investment objective of the subsidiary will be achieved. The subsidiary is not registered under the 1940 Act and, except as otherwise noted in the Underlying Fund’s prospectus, is not subject to the investor protections of the 1940 Act. In addition, changes in the laws of the United States and/or the Cayman Islands could result in the inability of an Underlying Fund and/or the subsidiary to operate as described in an Underlying Fund’s prospectus and SAI and could adversely affect an Underlying Fund.  For example, the government of the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the subsidiary. If Cayman Islands law changes such that the subsidiary must pay Cayman Islands taxes, Underlying Fund shareholders would likely suffer decreased investment returns.
Risks of Alternative Asset Classes.  Some of the Underlying Funds seek investments in asset classes that are expected to perform differently from primary equity and fixed-income investments. Those asset classes may be volatile or illiquid however, particularly during periods of market instability, and they may not provide the expected uncorrelated returns.
Commodity Risk. An underlying fund may have investment exposure to the commodities markets and/or a particular sector of the commodities markets, which may subject an underlying fund to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors, including changes in overall
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market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions and changes in transportation, handling and storage costs. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers or groups of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because an underlying fund’s performance may be linked to the performance of volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of an underlying fund’s shares.
Risks of Investing in Master Limited Partnerships.  Investments in securities of MLPs involve risks that are in addition to investments in equity. Such risks include, but are not limited to:
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Holders of units of MLPs have more limited control rights and limited rights to vote on matters affecting the MLP as compared to holders of stock of a corporation. For example, unit holders may not elect the general partner or the directors of the general partner and they have limited ability to remove an MLP’s general partner.
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MLPs are controlled by their general partners, which may be subject to conflicts of interest.  General partners typically have limited fiduciary duties to an MLP, which could allow a general partner to favor its own interests over the MLP’s interests.
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General partners of MLPs often have limited call rights that may require unit holders to sell their common units at an undesirable time or price.
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MLPs may issue additional common units without unit holder approval, which would dilute the interests of existing unit holders, including an Underlying Fund’s ownership interest.
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Because MLPs pay out most of their operating cash flows, they rely on capital markets for access to equity and debt financing to fund growth projects and acquisitions. If market conditions limit an MLP’s access to capital markets, the MLP’s distribution growth prospects could be at risk. MLPs may also face increased costs of capital, and at times may have significant interest costs and other debt burdens. Covenants and other restrictions imposed by an MLP’s lenders may limit its growth.
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An Underlying Fund may derive a substantial portion of its cash flow from investments in equity securities of MLPs. The amount of cash that an Underlying Fund will have available to pay or distribute to the Fund may depend, to some extent, on the ability of the MLPs that an Underlying Fund owns to make distributions to its partners. Neither an Underlying Fund nor its investment manager has control over the actions of underlying MLPs. The amount of cash that each individual MLP can distribute to its partners will depend on the amount of cash it generates from operations, which will vary from quarter to quarter depending on factors affecting the energy infrastructure market generally and on factors affecting the particular business lines of the MLP. Available cash will also depend on the MLPs’ level of operating costs (including incentive distributions to the general partner), level of capital expenditures, debt service requirements, acquisition costs (if any), fluctuations in working capital needs and other factors.
Tax Risks of Master Limited Partnerships.
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As a partnership, subject to the application of certain partnership audit rules, MLPs do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business mix of a given MLP, could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in such MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. The classification of an MLP as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the MLP. Thus, if any of the MLPs owned by the Underlying Fund were treated as a corporation for U.S. federal income tax purposes, it could result in a reduction of the value of the Underlying Fund’s investment in the MLP.
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The ability of the Underlying Fund’s MLP investments to contribute toward meeting the Underlying Fund’s investment objective will depend on the level of taxable income, dividends and distributions the Underlying Fund receives from the MLPs and other securities of companies in which it invests. The tax benefit the Underlying Fund is expected to derive from an investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. If, as a result of a change in current law or a change in an MLP’s underlying asset mix, an MLP were treated as a corporation for federal income tax purposes, the MLP would be obligated to pay federal income tax on its income at the applicable federal corporate tax rate (as well as state and local income taxes). If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution would be reduced and part or all of the distributions the Underlying Fund receives might be taxed as dividend income. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could adversely affect the contribution of the Underlying Fund’s MLP investments toward meeting the Underlying Fund’s investment objective and would reduce the amount of cash available to pay or distribute to the Underlying Fund.
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The tax treatment of MLPs could be subject to potential legislative, judicial or administrative changes and differing interpretations, possibly on a retroactive basis. For example, federal income tax legislation has been proposed that would eliminate partnership tax treatment for certain MLPs and recharacterize certain types of income received from partnerships. Any such changes could negatively impact the value of an investment in MLPs and therefore the value of the Underlying Fund. In addition, federal tax incentives are widely used by oil, gas and coal companies. If those incentives were reduced or eliminated, or if new fees were imposed on certain energy producers, MLPs and other natural resources sector companies in which an Underlying Fund invests, and/or the natural resources sector generally, could be adversely affected.
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An Underlying Fund will be a limited partner in the MLPs in which it invests. As a result, it will be allocated a pro rata share of income, gains, losses, deductions and expenses from those MLPs. Historically, a significant portion of income from such MLPs has been offset by tax deductions. The percentage of an MLP’s income and gains which is offset by tax deductions and losses will fluctuate over time for various reasons. A significant slowdown in acquisition activity by MLPs held in an Underlying Fund’s portfolio could result in a reduction of accelerated depreciation generated by new acquisitions, which may result in increased current taxable income to the Underlying Fund.
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To the extent a distribution received by the Underlying Fund from an MLP is treated as a return of capital, the Underlying Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require an Underlying Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued.
Restricted Securities Risk.  Limitations on the resale of restricted securities may have an adverse effect on their marketability, and may prevent an Underlying Fund from disposing of them promptly at reasonable prices. There can be no assurance that a trading market will exist at any time for any particular restricted security.  Transaction costs may be higher for restricted securities. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.  In addition, an Underlying Fund may get only limited information about the issuer of a restricted security and therefore may be less able to predict a loss.
Active Trading Risk.  Active trading of portfolio securities may result in high brokerage costs, which may lower an Underlying Fund’s actual return.  Active trading also may increase the proportion of an Underlying Fund’s gains that are short term, which are taxed at a higher rate than long term gains.
Management Risk. The Fund is actively managed and depends heavily on the Adviser’s judgment about markets, interest rates or the attractiveness, relative values, liquidity, or potential appreciation of particular investments made for the Fund’s portfolio. The Fund could experience losses if these judgments prove to be incorrect. There can be no guarantee that the Adviser’s investment techniques or investment decisions will produce the desired results. Additionally, legislative, regulatory, or tax developments may affect the investments or investment strategies available to the Adviser in connection with managing the Fund, which may also adversely affect the ability of the Fund to achieve its investment objective.
6. The section under the heading “Additional Information About the Underlying Funds” in the Statutory Prospectus for each Fund is deleted.
7. The following information replaces the section titled “Exclusion of Adviser from Commodity Pool Operator Definition” in the Statutory Prospectus for each Fund:
Regulation under the Commodity Exchange Act
The Adviser is registered as a “commodity pool operator” (CPO) under the Commodity Exchange Act and the rules of the CFTC and is subject to CFTC regulation with respect to the Fund. The CFTC has adopted rules regarding the disclosure, reporting and recordkeeping requirements that apply with respect to the Fund as a result of the Adviser’s registration as a CPO. Generally, these rules allow for substituted compliance with CFTC disclosure and shareholder reporting requirements, based on the Adviser’s compliance with comparable SEC requirements. This means that for most of the CFTC’s disclosure and shareholder reporting requirements applicable to the Adviser as the Fund’s CPO, the Adviser’s compliance with SEC disclosure and shareholder reporting requirements will be deemed to fulfill the Adviser’s CFTC compliance obligations. However, as a result of CFTC regulation with respect to the Fund, the Fund may incur additional compliance and other expenses. The Adviser is also registered as a “commodity trading advisor” CTA) but, with respect to the Fund, relies on an exemption from CTA regulation available for a CTA that also serves as the Fund’s CPO.
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